Document and Entity Information	0 Months Ended
Dec. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 30, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 30, 2013
Document Effective Date	Dec. 30, 2013
Prospectus Date	Sep. 30, 2013
Class A and C Prospectus | PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:
Trading Symbol	PIIAX
Class A and C Prospectus | PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:
Trading Symbol	PPICX
Class I Prospectus | PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:
Trading Symbol	PSXIX